Condensed Interim Statements of Stockholders' Equity (Deficiency) (Unaudited) (Parenthetical) - CAD	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Statement of Stockholders' Equity [Abstract]
Deferred income taxes	CAD 7,215	CAD 0	CAD 7,215	CAD 0	CAD 0	CAD 0